Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

October 4, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Bernzott U.S. Small Cap Value Fund do not differ from that contained in Post-Effective Amendment No. 968 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on September 25, 2018, effective October 1, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ SARDJONO KADIMAN
Sardjono Kadiman
Investment Managers Series Trust